Accounting for Derivative Instruments and Hedging Activities - Fair Value Within the Derivative Instrument Valuation (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative assets	$ 1,170	$ 1,081
Commodity contracts	1,103	977
Interest rate contracts current
Derivative [Line Items]
Derivative assets	0	17
Commodity contracts	0	0
Interest rate contracts long-term
Derivative [Line Items]
Derivative assets	0	22
Commodity contracts	0	0
Commodity contracts current
Derivative [Line Items]
Derivative assets	860	747
Commodity contracts	781	673
Commodity contracts long-term
Derivative [Line Items]
Derivative assets	310	295
Commodity contracts	$ 322	$ 304